PGIM US Large-Cap Buffer 20 ETF - June
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 104.1%
Affiliated Mutual Fund 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $87,135)(wb)	87,135	$87,135
Options Purchased*~ 102.8%
(cost $6,703,636)		6,868,194

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.1% (cost $6,790,771)		6,955,329
Options Written*~ (4.1)%
(premiums received $232,293)		(272,656)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $6,558,478)		6,682,673
Liabilities in excess of other assets(z) (0.0)%		(2,415)

Net Assets 100.0%		$6,680,258

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$5.27		123		12	$6,672,742
SPDR S&P 500 ETF Trust	Put	05/30/25	$527.37		123		12	195,452
Total Options Purchased (cost $6,703,636)								$6,868,194

PGIM US Large-Cap Buffer 20 ETF - June
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$592.29		123		12	$(221,491)
SPDR S&P 500 ETF Trust	Put	05/30/25	$421.90		123		12	(51,165)
Total Options Written (premiums received $232,293)							$(272,656)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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